As filed with the Securities and Exchange Commission on January 10, 1997

                                                            File Nos.: 333-11799


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

                                  -------------

                              THE MONTGOMERY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-572-3863
                        (Area Code and Telephone Number)

                              101 California Street
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)


                                  -------------

                                            Copy to:
JACK G. LEVIN                               JULIE ALLECTA, ESQ.
600 Montgomery Street                       DAVID A. HEARTH, ESQ.
San Francisco, California 94111             Heller, Ehrman, White & McAuliffe
(name and address of Agent for Service)     333 Bush Street
                                            San Francisco, California  94104


                                  -------------

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance on such Rule, no filing fee is being paid at this time.





           Total number of pages ____. Exhibit Index appears at ____.

                              CROSS REFERENCE SHEET


Form N-14 Part A, Item           Location in Prospectus/Proxy Statement
----------------------           -----------------------------------------------

         All Items               Incorporation of Documents by Reference in Pre-
                                 Effective  Amendment  No.  1 of The  Montgomery
                                 Funds,    filed    October   18,   1996,    and
                                 Pre-Effective Amendment No. 2 of The Montgomery
                                 Funds,  filed  October  24,  1996 (SEC File No.
                                 333-11799)


Form N-14 Part B, Item           Location in Statement of Additional Information
----------------------           -----------------------------------------------

         All Items               Incorporation of Documents by Reference in Pre-
                                 Effective  Amendment  No.  1 of The  Montgomery
                                 Funds,    filed    October   18,   1996,    and
                                 Pre-Effective Amendment No. 2 of The Montgomery
                                 Funds,  filed  October  24,  1996 (SEC File No.
                                 333-11799)


Form N-14 Part C
-----------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 35 of The Montgomery Funds, filed June 7, 1996 (SEC File No. 33-34841):

         Prospectus for  Montgomery  Emerging  Markets Fund (with other funds of
                  The Montgomery Funds), dated June 30, 1996.

         Statementof Additional  Information  for  Montgomery  Emerging  Markets
                  Fund and Montgomery Advisors Emerging Markets Fund (with other funds of The Montgomery Funds), dated June 30, 1996.

From Post-Effective Amendment No. 28 of The Montgomery Funds, filed September 13, 1995 (SEC File No. 33-34841):

         Prospectus for Montgomery Advisors Emerging Markets Fund, dated
                  November 13, 1995.

From Post-Effective Amendment No. 1 of The Montgomery Funds, filed October 18, 1996 (SEC File No. 333-11799):

         Combined Proxy Statement and Prospectus for the Montgomery Advisors Emerging Markets Fund and the Montgomery Emerging Markets Fund, dated October 31, 1996.

         Statement  of  Additional   Information  dated  October  31,  1996  for
         Registration Statement on Form N-14.

As previously sent to shareholders of each fund and filed with the SEC pursuant to Rule 30b2-1:

         Annual Report for the Montgomery Emerging Markets Fund for the fiscal year ended June 30, 1996, as contained in the Annual Report for The Montgomery Funds dated as of and for the periods ended June 30, 1996.

         Annual Report for the Montgomery Advisors Emerging Markets Fund for the period ended June 30, 1996.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS

                                 --------------

                                    FORM N-14

                                 --------------

                                     PART C

                                 --------------


Item 15.  Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16  Exhibits

                  (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

                  (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

                  (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4) Form of Agreement and Plan of Reorganization is included in Part A

                  (5)      Specimen Share Certificate - Not applicable.

                  (6)(A) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

                  (6)(B) Form of Amendment to Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

                  (7)(A) Form of Underwriting Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (7)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (8)      Benefit Plan(s) - Not applicable.

                  (9) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 24.

                  (10) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (11) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

                  (12) Opinion and Consent of Counsel as to Tax Matters is filed herewith.

                  (13)(A)  Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 15.

                  (13)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (14) Independent Auditors' Consent is incorporated by reference to the Registrant's Registration Statement filed with the Commission on September 11, 1996.

                  (15)     Not Applicable.

                  (16) Powers of Attorney are incorporated by reference to the Registrant's Registration Statement filed with the Commission on September 11, 1996.

Item 17. Undertakings.

                  (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement including a signed tax opinion from Heller, Ehrman, White & McAuliffe opining on the tax-free nature of the reorganization.

                                   SIGNATURES



                  As required by the Securities Act of 1933, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California, on the 8th day of January, 1997.



                                          THE MONTGOMERY FUNDS


                                          By: R. Stephen Doyle*
                                             -----------------------------------
                                          R. Stephen Doyle
                                          Chairman and Principal
                                          Executive Officer


As  required by the  Securities  Act of 1933,  this  Amendment  to  Registrant's
Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURE                       TITLE                                    DATE
---------                       -----                                    -----
R. Stephen Doyle*               Principal Executive Officer;             January 8, 1996
------------------------        Principal Financial and
R. Stephen Doyle                Accounting Officer; and Trustee



Andrew Cox*                     Trustee                                  January 8, 1996
-----------------------
Andrew Cox


Cecilia H. Herbert*             Trustee                                  January 8, 1996
-----------------------
Cecilia H. Herbert


John A. Farnsworth*             Trustee                                  January 8, 1996
-----------------------
John A. Farnsworth


*By:  /s/ Julie Allecta
    --------------------------------------
    Julie Allecta, Attorney-in-Fact
    pursuant to Power of Attorney
    filed herewith.


                                Exhibit(s) Index



Exhibit No.         Document                                    Page No.
----------          --------                                    --------
(12)                Opinion and Consent of Counsel              ____